Shareholder Loans and liabilities to banks - Revolving credit facilities (Details) € in Thousands	12 Months Ended
	Jun. 30, 2021 EUR (€) item	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)
Disclosure of detailed information about borrowings
Number of revolving credit facilities | item	2
Borrowings		€ 191,194
Net repayment	€ 74,990	€ 84,399	€ 22,000
Revolving credit facilities
Disclosure of detailed information about borrowings
Number of revolving credit facilities | item	2
Borrowings	€ 0
Percentage of financial and non-financial covenants met	100.00%
Net repayment	€ 10
Revolving credit facilities | Maximum
Disclosure of detailed information about borrowings
Maximum borrowing capacity	90,000
Revolving credit facilities | Matures on December 31, 2023
Disclosure of detailed information about borrowings
Amount maturing per individual revolving credit facility	€ 45,000
Revolving credit facilities | Commerzbank Aktiengesellschaft
Disclosure of detailed information about borrowings
Interest rate on borrowings	2.20%
Revolving credit facilities | UniCredit Bank AG
Disclosure of detailed information about borrowings
Interest rate on borrowings	2.25%
Monthly market loans under revolving credit facilities | Maximum
Disclosure of detailed information about borrowings
Interest rate on borrowings	1.40%
Monthly market loans under revolving credit facilities | Minimum
Disclosure of detailed information about borrowings
Interest rate on borrowings	1.30%